Consolidated Statements of Income and Comprehensive Income - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Consolidated Statements of Income and Comprehensive Income
Revenue	₽ 8,282,107	₽ 7,788,741	₽ 6,117,773
Operating costs and expenses (exclusive of depreciation and amortization)	(4,691,300)	(4,300,263)	(3,432,860)
Depreciation and amortization	(750,558)	(683,317)	(586,131)
Operating income	2,840,249	2,805,161	2,098,782
Finance income	59,329	76,764	90,602
Finance costs	(409,545)	(603,280)	(644,326)
Gain on disposal of subsidiary			6,131
Net foreign exchange gain/(loss)	83,030	(46,508)	(8,742)
Share of loss of equity-accounted investees (net of income tax)	(49,181)	(30,542)
Other income	47,715	23,853
Profit before income tax	2,571,597	2,225,448	1,542,447
Income tax expense	(685,772)	(644,422)	(509,602)
Net income for the year	1,885,825	1,581,026	1,032,845
Attributable to:
Owners of the Company	1,748,960	1,448,018	949,307
Non-controlling interest	136,865	133,008	83,538
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	15,109	(41,818)	25,205
Total comprehensive income, net of tax	1,900,934	1,539,208	1,058,050
Attributable to:
Owners of the Company	1,762,011	1,408,597	974,756
Non-controlling interest	₽ 138,923	₽ 130,611	₽ 83,294
Earnings per share
Basic (in Russian Roubles per share)	₽ 34.84	₽ 28.96	₽ 18.99
Diluted (in Russian Roubles per share)	₽ 33.90	₽ 28.42	₽ 18.99

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.